Note 7 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended
	Aug. 22, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 28, 2020	Mar. 31, 2020	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement (in shares)									2,500,000
Value of shares under share swap agreement	$ 23,800								$ 33,800
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000				$ 21,488
Foreign exchange basis curve length (Year)				5 years
Borrowings, interest rate							8.50%
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged				50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged				100.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged				0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged				50.00%
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 500,000		$ 500,000	$ 500,000			$ 596,200
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%		8.75%	8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000		$ 100,000	$ 100,000
Borrowings, interest rate		6.75%		6.75%	6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000		$ 160,000	$ 160,000
Borrowings, interest rate		6.75%		6.75%	6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%		6.50%	6.50%
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%		10.00%	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 155,700
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 154,700
Commodity price risk [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%		10.00%	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes				$ 154,500
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes				$ 153,500
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		5.00%		5.00%	5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 3,700
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 7,100
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%		1.00%	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 1,100	$ 500
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		16,200		$ 16,200	$ 16,200			23,800
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		$ 61,100		$ 61,100	$ 61,100			$ 65,100